Loans and Borrowings	12 Months Ended
Dec. 31, 2023
Disclosure of Borrowings [Abstract]
Loans and Borrowings	LOANS AND BORROWINGS

	Note	December 31, 2023	December 31, 2022
Revolving credit facility	13(a)	$527,368	$560,788
2023 convertible notes	13(b)	123,720	—
2020 convertible notes	13(c)	135,288	132,196
2019 convertible notes	13(c)	138,604	135,040
Total loans and borrowings		$924,980	$828,024

Classified and presented as:
Current		$138,604	$—
Non-current		786,376	828,024
		$924,980	$828,024
The following is a reconciliation of the changes in the Company’s loans and borrowings balance during the years ended December 31, 2023 and 2022 to cash flows arising from financing activities:

	Note	2023	2022
Balance – beginning of year		$828,024	$540,682
Financing cash flows:
Draw down on revolving credit facility		253,667	299,800
Proceeds for liability component of convertible notes issued	13(b)	127,155	—
Repayment of loans and borrowings		(293,000)	(13,333)
Interest paid		(64,824)	(33,590)
Transaction costs	13(a),(b)	(6,962)	(3,024)
Other changes:
Interest and accretion expense		79,142	42,447
Loss (gain) on modification of revolving credit facility		4,349	(4,958)
Balance – end of year including accrued interest		927,551	828,024
Less: Accrued interest(1)		(2,571)	—
Balance – end of year		$924,980	$828,024
(1)    Included in accounts payable and accrued liabilities.
(a)Revolving credit facility
Prior to July 28, 2022, the Company had a credit facility with a syndicate of lenders led by The Bank of Nova Scotia that comprised a $400.0 million revolving facility (the “Revolving Facility”) with a maturity date of March 8, 2024 and a $100.0 million non-revolving term loan (the “Term Loan”) with a maturity date of March 10, 2025 . The Term Loan was subject to quarterly repayments equal to 6.67% of the principal.
On July 28, 2022, the Company amended its credit facility, increasing the Revolving Facility size from $400.0 million to $700.0 million and extending the maturity date from March 8, 2024 to July 28, 2026. Upon closing of the amended credit facility, the Company rolled the outstanding principal balance of $73.3 million under the Term Loan into the Revolving Facility. The amended credit facility provides for an uncommitted accordion feature which permits the Company to request an increase in the principal amount of the facility by up to $100.0 million. In addition, within 60 days prior to the anniversary date of the amended credit facility in each year, the Company may request an extension of the then maturity date by up to one year, subject to approval by a majority of the lenders. On amendment, the Company recognized a modification gain of $5.0 million in other income (expense) to reflect the adjusted amortized cost of the Revolving Facility, net of transaction costs incurred on modification of $3.0 million.
13.    LOANS AND BORROWINGS (CONTINUED)
(a)Revolving credit facility (continued)
On February 17, 2023, the Company entered into an agreement with its syndicate of lenders to amend certain of the financial covenants under the Revolving Facility. In connection with the amendment, the interest rate margins applicable to amounts drawn on the Revolving Facility of 2.25% to 3.50%, based on the Company’s total net leverage ratio, were increased to 2.50% to 4.50%. Effective February 17, 2023, amounts drawn under the Revolving Facility are subject to variable interest rates at the applicable term rate based on the Secured Overnight Financing Rate (“SOFR”) plus an applicable margin of 2.50% to 4.50%, based on the Company’s total net leverage ratio, and a credit spread adjustment of 0.10% to 0.25%, based on the interest period. On amendment, the Company recognized a modification loss of $4.3 million in other income (expense) to reflect the adjusted amortized cost of the Revolving Facility, net of transaction costs incurred on modification of $1.5 million.
At December 31, 2023, there was $165.2 million undrawn on the Revolving Facility (2022 – $127.2 million).
The Revolving Facility is secured by a first-ranking security interest over all present and future property and assets of the Company and its material subsidiaries, and the Company’s present and future equity interests in Greenstone. The Revolving Facility is subject to standard conditions and covenants, including maintenance of a debt service coverage ratio, leverage ratio, minimum tangible net worth of $550.0 million and minimum liquidity of $50.0 million. At December 31, 2023, the Company was in compliance with these covenants.
(b)2023 convertible notes
On September 21, 2023, the Company issued $172.5 million of unsecured senior convertible notes (the “2023 Convertible Notes”) on a bought deal private placement basis. The Company received net proceeds of $165.1 million, net of transaction costs of $7.4 million. The 2023 Convertible Notes mature on October 15, 2028 and bear interest at 4.75% per annum, payable semi-annually in arrears on April 15 and October 15 of each year beginning April 15, 2024.
The 2023 Convertible Notes are convertible at the holder’s option into common shares of the Company at any time prior to maturity at a fixed conversion rate of 158.7302 common shares per $1,000 principal amount, representing an initial conversion price of $6.30 per share, subject to certain anti-dilution adjustments. In addition, if certain fundamental changes occur, including a change in control, or upon notice of redemption by the Company as described below, the holders may elect to convert their 2023 Convertible Notes and may be entitled to an increased conversion rate.
Prior to October 20, 2026, the Company may not redeem the notes except in the event of certain changes in Canadian tax law. At any time on or after October 20, 2026 and until maturity, the Company may redeem all or part of the 2023 Convertible Notes for cash if the price of the Company’s common shares for at least 20 trading days in a period of 30 consecutive trading days ending on the trading day prior to the date of notice of redemption exceeds 130% of the conversion price in effect on each such day. The redemption price is equal to 100% of the principal amount of the 2023 Convertible Notes to be redeemed plus accrued and unpaid interest.
In the event of a fundamental change, the holders have the right to require the Company to purchase its outstanding 2023 Convertible Notes at a cash purchase price equal to 100% of the principal amount plus accrued and unpaid interest.
The 2023 Convertible Notes are compound financial instruments consisting of a financial liability and a conversion option that is classified as equity. Of the gross proceeds of $172.5 million, $127.2 million was allocated to the liability component, representing the fair value of the liability component on initial recognition, calculated as the present value of the contractual principal and interest payments over the term of the 2023 Convertible Notes using a discount rate of 12.2%. The equity component, representing the holders’ conversion option was allocated the residual amount of $45.3 million. The transaction costs incurred were allocated to the liability and equity components in proportion to the allocation of the gross proceeds, with $5.5 million allocated to the liability and $1.9 million allocated to equity. A deferred tax liability of $11.7 million for the taxable temporary difference arising from the difference between the initial carrying amount of the liability component of the 2023 Convertible Notes and the tax base was recognized with a corresponding charge directly to equity.
The amount allocated to the liability component, net of transaction costs, of $121.7 million will be accreted to the face value of the 2023 Convertible Notes over the term to maturity using the effective interest method with an EIR of 12.7%.
13.    LOANS AND BORROWINGS (CONTINUED)
(c)2019 and 2020 convertible notes
In April 2019, the Company issued $139.7 million in convertible notes on a private placement basis (the “2019 Convertible Notes”). The 2019 Convertible Notes mature on April 12, 2024, bear interest at 5% per year payable quarterly in arrears and are convertible at the holder’s option into common shares of the Company at a fixed conversion price of $5.25 per share.
In March 2020, the Company issued $139.3 million in convertible notes on a private placement basis (the “2020 Convertible Notes”). The 2020 Convertible Notes mature on March 10, 2025, bear interest at 4.75% per year payable quarterly in arrears and are convertible at the holder’s option into common shares of the Company at a fixed conversion price of $7.80 per share.
The carrying amounts of the 2019 Convertible Notes and 2020 Convertible Notes represent the liability components of the convertible notes, net of transaction costs, which will be accreted to the principal amounts over their respective terms using an EIR of 7.5% and 7.3%, respectively.
Holders of the 2019 Convertible Notes and 2020 Convertible Notes may exercise their conversion option at any time, provided that the holder owns less than 20% of the outstanding common shares of the Company. The Company has call options that are exercisable if the 90-day volume weighted average trading price of the Company’s common shares exceeds $6.83 and $10.14, respectively, for a period of 30 consecutive days. Upon exercise of the option by the Company, the holders are required to either (i) exercise the conversion option on the remaining principal outstanding or (ii) demand cash payment from the Company subject to a predetermined formula based on the respective conversion price per share and the Company’s share price at the time of redemption.
The 2019 Convertible Notes and 2020 Convertible Notes are secured by a second ranking security interest over all present and future assets of the Company and its material subsidiaries, and the Company’s present and future equity interests in Greenstone, and are subordinate to the Revolving Facility. The 2019 Convertible Notes and 2020 Convertible Notes are subject to standard conditions and covenants, including maintenance of certain debt to earnings ratios. At December 31, 2023, the Company was in compliance with these covenants.